SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3:  SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s most recent annual consolidated financial statements included in its Annual Report on Form 20-F, except for the accounting policy described below.

Equity Financing Arrangements

The Company evaluates its SEPA (“Standby Equity Purchase Agreement”) arrangements in accordance with ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Equity. Under the SEPA arrangements, the Company has the right, but not the obligation, to require the investor to purchase ordinary shares from time to time through the delivery of advance notices ("put right"). The number of ordinary shares to be issued and the purchase price are determined based on future market prices and therefore are not fixed at the inception of the arrangements.

Under ASC 815-40, contracts that are not indexed to the Company's own equity are classified as liabilities and recorded at fair value. As the settlement provisions under the Company's SEPA arrangements are not indexed to the Company's own equity, the SEPA arrangements are classified as a derivative instrument measured at fair value at each reporting period, with changes in fair value recognized in the statements of operations. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the consolidated statement of operations. The Put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of June 30, 2026.

Commitment fees and other costs incurred in connection with entering into the SEPA arrangements are recognized as financial expenses as incurred (Note 7).

As of June 30, 2026, the May 2026 SEPA agreement had terminated upon full utilization of the $10.0 million commitment, while no amounts had been drawn under the June 2026 SEPA agreement and the full $15.0 million commitment remained available, subject to the terms and conditions of the agreement (Note 7).

Accounting Pronouncements effective in future periods

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense (“ASU 2024-03”) and ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 and ASU 2025-01 improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of revenue, general and administrative, and research and development). ASU 2024-03 and ASU 2025-01 are both effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statement disclosures.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 provides targeted improvements to the accounting for internal-use software costs by replacing the existing project-stage model with a principles-based approach to determine when capitalization of costs should begin. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027 on a prospective basis, with early adoption permitted. The Company is currently evaluating the potential impact that ASU 2025-06 will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11 “Interim Reporting (Topic 270)” to improve the navigability of required interim disclosures, clarify when that guidance is applicable, and provide additional guidance on what disclosures should be provided in interim reporting periods. The amendments provide a comprehensive list of required interim disclosures and add a principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim reporting requirements. Rather, the objective of this ASU is to provide clarity regarding current interim reporting requirements already in place. This ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU should be applied either prospectively or retrospectively to all prior periods presented. The Company anticipates that the adoption of this ASU will not have a material impact on its consolidated financial statements.